Cost-Method Investment (Details) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013 DCL Ventures Inc. [Member]	Jul. 31, 2013 DCL Ventures Inc. [Member]	Apr. 30, 2013 DCL Ventures Inc. [Member]
Cost-Method Investment (Textual)
Share purchase under initial investment		25,000							25,000	50,000
Share purchase under second investment									25,000
Share purchase under third investment								25,000
Investment in DCL Ventures, Inc.	$ 25,000			$ 75,000		$ 100,000		$ 25,000	$ 25,000	$ 50,000
Investments			75,000	75,000		100,000
Impairment loss			$ 0	$ 0